UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie M. Phelps
Title:     Chief Financial Officer
Phone:     319-355-8647

Signature, Place, and Date of Signing:

     /s/ Stephanie M. Phelps     Cedar Rapids, IA     August 15, 2010


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $992,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


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

						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF June 30, 2010


COLUMN 1	         COLUMN 2     	   COLUMN 3  	COLUMN 4COLUMN 5	COLUMN 6   	COLUMN 7        COLUMN 8

						        																		 VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
NAME OF ISSUER	   	 TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT     	PRN CALL DISCRTN  MGRS    SOLE    SHARED     NONE
CALPINE CORP                COM             131347304      1721   135305        SH                    	 SOLE    N/A
CIT GROUP INC               COM             125581801     34102  1007145        SH                    	 SOLE    N/A
DELTA AIRLINES INC DEL      COM             247361702      1730   147233        SH                   	 SOLE    N/A
ISHARES TR INDEX            BARCLYS 20+ YR  464287432      1742    17125        SH                   	 SOLE    N/A
LOUISIANA PAC CORP          COM             546347105      3144   470000        SH                   	 SOLE    N/A
NEWTEK BUSINESS SVCS INC    COM             652526104        29    22000        SH                   	 SOLE    N/A
PRIMUS GUARANTY LTD         SHS             G72457107     20600  5582585        SH                   	 SOLE    N/A
RADIAN GROUP INC            COM             750236101       270    37270        SH                   	 SOLE    N/A
SPDR S&P 500 ETF TR         UNIT SER 1 S&P  78432F103    114268  1109610        SH                   	 SOLE    N/A
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      3458   793201        SH                   	 SOLE    N/A
UNISYS CORP                 COM             909214306      4931   266684        SH                   	 SOLE    N/A
VANGUARD INTL EQUITY IND FD EMR MKT ETF     922042858     37607   989908        SH                   	 SOLE    N/A
VANGUARD INTL EQUITY IND FD EURPEAN ETF     922042874     38075   947387        SH                   	 SOLE    N/A
VANGUARD INTL EQUITY IND FD PACIFIC ETF     922042866     19365   407167        SH                   	 SOLE    N/A
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     39530  1351920        SH                   	 SOLE    N/A
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835     79228  1628855        SH                   	 SOLE    N/A
VANGUARD INDEX FDS          VALUE ETF       922908744      8572   102413        SH                   	 SOLE    N/A
VANGUARD INDEX FDS          STK MRK ETF     922908769     49648  1058815        SH                   	 SOLE    N/A
VANGUARD INDEX FDS          GROWTH ETF      922908736      2740    33132        SH                   	 SOLE    N/A
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819     13162   162456        SH                   	 SOLE    N/A
VANGUARD INDEX FDS          LARGE CP ETF    922908637     23405   413510        SH                   	 SOLE    N/A
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793    266469  3274380        SH                   	 SOLE    N/A
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827    148018  2816170        SH                    	 SOLE    N/A
VANGUARD INDEX FDS          SMALL CAP ETF   922908751     75652  1694709        SH                    	 SOLE    N/A
WESTWOOD ONE INC            COM             961815305      4614   467470        SH                    	 SOLE    N/A
